Financial Assets at Fair Value Through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Financial assets at fair value through other comprehensive income	$ 279	$ 410
Equity investments
Statement [line items]
Financial assets at fair value through other comprehensive income	$ 283	$ 151	$ 32